GOING CONCERN (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
GOING CONCERN
Net loss	$ (6,136,349)	$ (7,832,942)	$ (38,043,362)	$ (32,357,957)
Working capital deficit	$ (31,238,621)		$ 32,064,398